Deposits Paid for Acquisition of Property, Plant and Equipment (Details) - Schedule of Deposits Paid for Acquisition of Property, Plant and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Deposits Paid for Acquisition of Property, Plant and Equipment [Abstract]
Deposits paid for acquisition of property, plant and equipment		$ 6,860